Share-Based Compensation (Details) - Schedule of activities for the company’s RSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of activities for the company’s RSUs [Abstract]
Number of RSUs, outstanding at beginning | shares
Weighted Average Grant Price, at beginning | $ / shares
Number of RSUs, Granted | shares	5,000,000
Weighted Average Grant Price, Granted | $ / shares	$ 2.47
Number of RSUs, Outstanding at ending | shares	5,000,000
Weighted Average Grant Price, Outstanding at ending | $ / shares	$ 2.47